Consolidated Statement Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 250,242	$ 190,586	$ 249,949
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion expense	765,776	755,649	744,247
Bad debts expense	68,611	83,098	115,989
Stock-based compensation expense	36,837	35,128	32,486
Deferred income taxes, net	202,547	76,391	36,014
Equity in earnings of unconsolidated entities	(82,538)	(98,074)	(90,732)
Distributions from unconsolidated entities	92,231	100,845	91,587
Loss on impairment of intangible assets			14,000
(Gain) loss on asset disposals and exchanges, net	(810)	11,763	18,758
Gain on investment	(24,103)
Noncash interest expense	18,849	9,733	4,412
Other operating activities	1,067	383	(71)
Changes in assets and liabilities from operations
Accounts receivable	(95,426)	(79,182)	(115,087)
Inventory	(13,382)	40,657	(34,566)
Accounts payable	29,291	(47,759)	23,098
Customer deposits and deferred revenues	35,457	6,478	(8,763)
Accrued taxes	(27,871)	(95,284)	61,630
Accrued interest	3,351	(7,680)	(2,009)
Other assets and liabilities	(4,418)	93,475	(43,588)
Cash flows from operating activities	1,255,711	1,076,207	1,097,354
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(971,759)	(739,222)	(657,817)
Cash paid for acquisitions and licenses	(105,508)	(81,691)	(29,276)
Cash paid for investments	(180,920)	(493,750)	(109,230)
Cash received for investments	393,246	106,255	23,660
Other investing activities	(1,148)	370	4,565
Cash flows from investing activities	(866,089)	(1,208,038)	(768,098)
Cash flows from financing activities
Repayment of short-term debt	(32,671)
Repayment of long-term debt	(614,639)	(220,249)	(143,078)
Issuance of long-term debt	643,700	225,648
TDS Common Shares and Special Common Shares reissued for benefit plans, net of tax payments	32	309	819
U.S. Cellular Common Shares reissued for benefit plans, net of tax payments	1,935	509	(82)
Repurchase of TDS Common and Special Common Shares	(21,500)	(68,053)	(178,536)
Repurchase of U.S. Cellular Common Shares	(62,294)	(52,827)	(33,585)
Dividends paid	(48,670)	(47,202)	(46,798)
Payment of debt issuance costs	(21,657)	(12,533)	(10,079)
Distributions to noncontrolling interests	(16,236)	(19,630)	(17,533)
Payments to acquire additional interest in subsidiaries		(9,248)	(285)
Other financing activities	3,970	2,321	1,692
Cash flows from financing activities	(168,030)	(200,955)	(427,465)
Net increase (decrease) in cash and cash equivalents	221,592	(332,786)	(98,209)
Cash and cash equivalents
Beginning of period	341,683	674,469	772,678
End of period	$ 563,275	$ 341,683	$ 674,469